Aug. 01, 2018
CIBC Atlas Income Opportunities Fund

THE ADVISORS’ INNER CIRCLE FUND

CIBC Atlas Income Opportunities Fund (formerly, AT Income Opportunities Fund)

Supplement dated August 1, 2018

to the

Prospectus dated March 1, 2018, as supplemented June 22, 2018

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

1.	The table titled “Annual Fund Operating Expenses” is deleted and replaced with the following:

	Institutional Class Shares		Investor Class Shares
Management Fees		0.60%		0.60%
Distribution (12b-1) Fees		None		0.25%
Other Expenses		0.13%		0.28%
Shareholder Servicing Fees	None		0.15%
Other Operating Expenses	0.13%		0.13%
Acquired Fund Fees and Expenses		0.06%		0.06%
Total Annual Fund Operating Expenses[1,2]		0.79%		1.19%

1	The Total Annual Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
2	AT Investment Advisers, Inc. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.85% of the Fund’s average daily net assets until February 28, 2019. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee reduction and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2019.

2.	The table under the heading “Example” in the Prospectus is deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$81	$252	$439	$978
Investor Class Shares	$121	$378	$654	$1,443

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ATF-SK-005-0100